State Street Bank and Trust Company

Fund Administration Legal Division

4 Copley Place, 5th floor

Boston, MA 02116

February 3, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	Nomura Partners Funds, Inc. (the “Corporation”)

File Nos.: 811-001090 and 033-13863

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Corporation this letter as certification that the Prospectus and Statement of Additional Information for the Corporation, each dated January 28, 2014, do not differ from those contained in Post-Effective Amendment No. 50 to the Corporation’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 28, 2014 (Accession # 0001193125-14-024512).

If you have any questions, please contact me at (617) 662-4026.

Very truly yours,

/s/ Jesse Hallee
Jesse Hallee
Vice President and Senior Counsel